Other Current Assets - Summary of Other Current Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Miscellaneous current assets [abstract]
Development properties		¥ 17,721	$ 2,501	¥ 20,267
Quoted equity securities		9,235	1,304	21,876
Derivative not designated as hedges – foreign exchange forward contract				4,529
Total	[1]	¥ 26,956	$ 3,805	¥ 46,672

[1]	On September 19, 2018, Yuchai entered into a non-deliverable forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$73.0 million at the forward exchange rate (RMB/US$) of 6.8599 on September 13, 2019. The Group accounted for this NDF at fair value through profit or loss.